Related Party Transactions (Details Narrative)									12 Months Ended
	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Sep. 15, 2022 USD ($) shares	Aug. 18, 2022 USD ($) shares	Jul. 15, 2022 USD ($) shares	Jun. 29, 2022 $ / shares shares	Jun. 29, 2022 $ / shares shares	Sep. 02, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Due to related parties									$ 210,070	$ 210,070	$ 210,070	$ 210,070	$ 13,831
Management fees									711,766				438,000
Director fees									552,975				$ 377,308
Common stock, shares | shares													50,000	50,000
Number of share options exercised in share-based payment arrangement | shares										3,345,000			3,910,000
Notes receivables									$ 1,062,062	$ 1,062,062	$ 1,062,062	$ 1,062,062	$ 1,193,641
Interest rate									11.82%	11.82%	11.82%	11.82%
Number of share options granted in share-based payment arrangement										7,210,000	0.24	0.31	450,000
Vested shares issued | shares										10,345,000
Number of shares issued , value									$ 19,077	$ 19,077	$ 19,077	$ 19,077
Number of shares reserves									14,189	14,189	14,189	14,189
Restricted stock unit obligation liability									7,094	$ 7,094	$ 7,094	$ 7,094
Proceeds from stock plans									571,066				$ 191,032
Cash bonus									4,386,716				$ 1,672,750
Restricted stock units									197,212
Restricted stock units obligation liability									98,606
Settlement of amount in notes receivables									49,800
Loss on Settlement									285,120
Directors [member]
IfrsStatementLineItems [Line Items]
Stock based compensation									21,283
Number of share options granted in share-based payment arrangement | shares										60,000
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Stock based compensation									$ 255,206
Common stock, shares | shares									400,000	400,000	400,000	400,000
Number of share options granted in share-based payment arrangement | shares										4,425,062			1,325,000
Vested shares issued | shares										4,425,062			1,325,000
Number of shares reserves									$ 65,160	$ 65,160	$ 65,160	$ 65,160
Restricted stock unit obligation liability									190,047	$ 190,047	$ 190,047	$ 190,047
Stock based compensation									$ 295,818
Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares						72,536,900	72,536,900
Issued capital [member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares									50,000	50,000	50,000	50,000
Vested shares issued | shares													50,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares									2,691,248	2,691,248	2,691,248	2,691,248
Number of share options exercised in share-based payment arrangement | shares										2,691,248
Number of share options granted in share-based payment arrangement						0.37	0.50		0.36		0.07	0.50
Related parties [member]
IfrsStatementLineItems [Line Items]
Stock based compensation									$ 926,119
Common stock, shares | shares									2,000,000	2,000,000	2,000,000	2,000,000	1,416,667	1,416,667
Trade and other payables									$ 260,681	$ 260,681	$ 260,681	$ 260,681	$ 70,833
Related parties [member] | Promissory note agreements [Member]
IfrsStatementLineItems [Line Items]
Notional amount													$ 518,820	$ 648,078
Related parties [member] | Stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares													670,000
Related parties [member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares										200,000
Related parties [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares													5,146,667	5,146,667
Related parties [member] | Issued capital [member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares													250,000
Related parties [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares													4,476,667
Officer [Member]
IfrsStatementLineItems [Line Items]
Notes receivables									$ 450,325	$ 450,325	$ 450,325	$ 450,325	$ 517,985
Interest rate									500.00%	500.00%	500.00%	500.00%
CEO [member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares								250,000
Proceeds from stock plans								$ 5,000,000
CEO [member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from stock plans								25,000
CEO [member] | Restricted Stock Units (RSUs) [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from stock plans								$ 5,000,000
CEO [member] | Issued capital [member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares			250,000					100,000
Cash bonus			$ 100,000
CFO [member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares				325,000
Value of stock issued for obligation									$ 94,300
Cash payments				$ 210,000
Auditors remuneration									$ 21,762
CFO [member] | Restricted Stock Units (RSUs) [Member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Cash payments	$ 50,000	$ 50,000
CFO [member] | Restricted Stock Units (RSUs) [Member] | S A S B Phase B [Member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares					125,000
Cash bonus					$ 20,000
CFO [member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash payments				$ 110,000
CFO [member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member] | S A S B Phase B [Member]
IfrsStatementLineItems [Line Items]
Cash bonus					5,000,000
CFO [member] | S A S B Phase A [Member] | S A S B Phase B [Member]
IfrsStatementLineItems [Line Items]
Cash bonus					$ 25,000
CFO [member] | Issued capital [member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares									200,000	200,000	200,000	200,000
Vested shares issued | shares										75,000
Value of stock issued for obligation									$ 32,635
CFO [member] | Issued capital [member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares					100,000
Cash bonus					$ 15,000
CFO [member] | Issued capital [member] | Restricted stock units (RSUs) first anniversary agreement [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares					100,000
CFO [member] | Issued capital [member] | Restricted stock units (RSUs) second anniversary agreement [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares					150,000
COO [member] | Restricted Stock Units (RSUs) [Member] | S A S B Phase B [Member]
IfrsStatementLineItems [Line Items]
Cash bonus					$ 20,000
COO [member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member] | S A S B Phase B [Member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares					125,000
COO [member] | Issued capital [member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares					100,000
Cash bonus					$ 15,000
COO [member] | Issued capital [member] | Restricted stock units (RSUs) first anniversary agreement [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares					125,000
COO [member] | Issued capital [member] | Restricted stock units (RSUs) second anniversary agreement [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares					150,000
Director [Member]
IfrsStatementLineItems [Line Items]
Director fees									$ 92,000				$ 72,000